Property, Plant And Equipment (Components Of Property, Plant And Equipment) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Cost	$ 7,005,979,000		$ 4,355,964,000
Accumulated Depletion and Depreciation, Including Write-downs	(211,630,000)		(83,531,000)
Net Book Value	6,794,349,000		4,272,433,000
Mining Plant And Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	460,938,000		372,081,000
Accumulated Depletion and Depreciation, Including Write-downs	(108,946,000)		(48,402,000)
Net Book Value	351,992,000		323,679,000
Mineral Property Interests [Member]
Property, Plant and Equipment [Line Items]
Cost	1,126,657,000		98,845,000
Accumulated Depletion and Depreciation, Including Write-downs	(19,188,000)		(9,646,000)
Net Book Value	1,107,469,000		89,199,000
Other Capital Assets [Member]
Property, Plant and Equipment [Line Items]
Cost	652,206,000		48,421,000
Accumulated Depletion and Depreciation, Including Write-downs	(83,496,000)		(25,483,000)
Net Book Value	568,710,000		22,938,000
Capital Works In Progress [Member]
Property, Plant and Equipment [Line Items]
Cost	4,766,178,000		3,836,617,000
Net Book Value	4,766,178,000		3,836,617,000
Ovoot Tolgoi, Mongolia [Member]
Property, Plant and Equipment [Line Items]
SouthGobi's ownership percentage in the Ovoot Tolgoi coal project	100.00%
Ovoot Tolgoi, Mongolia [Member] | Mining Plant And Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	460,938,000	[1]	372,081,000	[1]
Accumulated Depletion and Depreciation, Including Write-downs	(108,946,000)	[1]	(48,402,000)	[1]
Net Book Value	351,992,000	[1]	323,679,000	[1]
Ovoot Tolgoi, Mongolia [Member] | Mineral Property Interests [Member]
Property, Plant and Equipment [Line Items]
Cost	37,606,000	[1]	40,572,000	[1]
Accumulated Depletion and Depreciation, Including Write-downs	(2,215,000)	[1]	(1,913,000)	[1]
Net Book Value	35,391,000	[1]	38,659,000	[1]
Ovoot Tolgoi, Mongolia [Member] | Other Capital Assets [Member]
Property, Plant and Equipment [Line Items]
Cost	3,414,000	[1]	2,607,000	[1]
Accumulated Depletion and Depreciation, Including Write-downs	(1,231,000)	[1]	(1,191,000)	[1]
Net Book Value	2,183,000	[1]	1,416,000	[1]
Ovoot Tolgoi, Mongolia [Member] | Capital Works In Progress [Member]
Property, Plant and Equipment [Line Items]
Cost	55,912,000	[1]	82,760,000	[1]
Net Book Value	55,912,000	[1]	82,760,000	[1]
Oyu Tolgoi, Mongolia [Member]
Property, Plant and Equipment [Line Items]
Ownership percentage	66.00%
Addition to property plant and equipment including development cost	2,590,000,000		2,817,300,000
Oyu Tolgoi, Mongolia [Member] | Mineral Property Interests [Member]
Property, Plant and Equipment [Line Items]
Cost	1,087,799,000	[2]	57,021,000	[2]
Accumulated Depletion and Depreciation, Including Write-downs	(15,729,000)	[2]	(6,489,000)	[2]
Net Book Value	1,072,070,000	[2]	50,532,000	[2]
Oyu Tolgoi, Mongolia [Member] | Other Capital Assets [Member]
Property, Plant and Equipment [Line Items]
Cost	644,114,000	[2]	41,252,000	[2]
Accumulated Depletion and Depreciation, Including Write-downs	(78,354,000)	[2]	(20,441,000)	[2]
Net Book Value	565,760,000	[2]	20,811,000	[2]
Oyu Tolgoi, Mongolia [Member] | Capital Works In Progress [Member]
Property, Plant and Equipment [Line Items]
Cost	4,710,266,000	[2]	3,753,857,000	[2]
Net Book Value	4,710,266,000	[2]	3,753,857,000	[2]
Other Exploration Projects [Member] | Mineral Property Interests [Member]
Property, Plant and Equipment [Line Items]
Cost	1,252,000		1,252,000
Accumulated Depletion and Depreciation, Including Write-downs	(1,244,000)		(1,244,000)
Net Book Value	8,000		8,000
Other Exploration Projects [Member] | Other Capital Assets [Member]
Property, Plant and Equipment [Line Items]
Cost	4,678,000		4,562,000
Accumulated Depletion and Depreciation, Including Write-downs	(3,911,000)		(3,851,000)
Net Book Value	$ 767,000		$ 711,000

[1]	SouthGobi holds a 100% interest in the Ovoot Tolgoi coal mine located in Mongolia. In 2008, SouthGobi began open pit operations at Ovoot Tolgoi.
[2]	Turquoise Hill has a 66% interest in the Oyu Tolgoi copper-gold mine located in Mongolia. During the year ended December 31, 2012, additions to property, plant and equipment for the Oyu Tolgoi mine totalled $2,590.0 million (December 31, 2011 - $2,817.3 million), which included development costs.